Nature of Business and Summary of Significant Accounting Policies (Details - Basic and diluted earning per share) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Basic and diluted earnings (loss) per common share
Net income (loss)	$ 102,858	$ (121,816)
Basic weighted average shares outstanding	194,803,633	171,761,495
Assumed conversion of dilutive shares	0	0
Diluted weighted average common shares outstanding, assuming conversion of common stock equivalents	194,803,633	171,761,495
Basic earnings (loss) per common share	$ 0.00	$ (0.00)
Diluted earnings (loss) per common share	$ 0.00	$ (0.00)